Segments - Schedule of Disaggregates Revenues by Segments (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018
Total Revenue	$ 48,640	$ 67,320	$ 67,320	$ 150,693	$ 214,644	$ 214,644	$ 278,478	$ 260,926
Permanent Revenue [Member]
Total Revenue	1,463		3,499	5,543		8,835
Temporary Revenue [Member]
Total Revenue	47,177		63,821	145,150		205,809
United States [Member]
Total Revenue							164,624	157,070
United States [Member] | Commercial Staffing - US [Member]
Total Revenue	28,708		31,644	79,992		94,280	127,330	107,318
United States [Member] | Commercial Staffing - US [Member] | Permanent Revenue [Member]
Total Revenue	171		104	281		201
United States [Member] | Commercial Staffing - US [Member] | Temporary Revenue [Member]
Total Revenue	28,537		31,540	79,711		94,079
United States [Member] | Professional Staffing - US [Member]
Total Revenue	5,188		9,387	19,778		28,449	$ 37,294	$ 49,752
United States [Member] | Professional Staffing - US [Member] | Permanent Revenue [Member]
Total Revenue	600		1,953	2,676		5,430
United States [Member] | Professional Staffing - US [Member] | Temporary Revenue [Member]
Total Revenue	4,588		7,434	17,102		23,019
United States [Member] | Professional Staffing - UK [Member]
Total Revenue	14,744		26,289	50,923		91,915
United States [Member] | Professional Staffing - UK [Member] | Permanent Revenue [Member]
Total Revenue	692		1,442	2,586		3,204
United States [Member] | Professional Staffing - UK [Member] | Temporary Revenue [Member]
Total Revenue	$ 14,052		$ 24,847	$ 48,337		$ 88,711